Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Segment Reporting
All figures in the tables below are stated in million US dollar, except volume (million hls).

	North America			Middle Americas			South America			EMEA			Asia Pacific
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Volume	107	107	108	141	121	134	157	144	140	87	76	86	88	82	93

Revenue	16 257	15 622	15 488	12 541	10 032	11 912	9 494	8 092	9 790	8 032	6 835	7 911	6 848	5 648	6 544

Profit from operations	5 110	5 147	5 341	4 888	3 885	5 384	2 305	2 350	3 094	1 472	(1 722)	1 746	1 569	1 062	1 598

Net finance income/(cost)
Share of results of associates and joint ventures
Income tax expense
Profit from continuing operations
Profit from discontinued operations
Profit/(loss)

Segment assets (non-current)	63 722	63 765	63 725	67 516	72 331	76 168	12 917	12 348	13 452	34 098	35 578	39 442	13 453	13 845	13 450
Gross capex	868	646	679	1 307	829	1 286	1 154	727	1 063	1 051	768	1 208	605	508	626
FTE	19 691	20 281	20 040	51 969	48 751	52 412	42 209	40 630	41 603	22 215	22 357	23 804	26 095	26 510	29 482

	Global Export and Holding companies			AB InBev Worldwide
	2021	2020	2019	2021	2020	2019
Volume	2	1	1	582	531	561

Revenue	1 133	652	685	54 304	46 881	52 329

Profit from operations	(1 520)	(1 103)	(1 064)	13 824	9 620	16 098

Net finance income/(cost)				(5 609)	(7 697)	(3 473)
Share of results of associates and joint ventures				248	156	152
Income tax expense				(2 350)	(1 932)	(2 786)

Profit from continuing operations				6 114	147	9 990

Profit from discontinued operations				—	2 055	424

Profit/(loss)				6 114	2 202	10 414

Segment assets (non-current)	1 973	2 024	1 597	193 678	199 891	207 834
Gross capex	655	303	312	5 640	3 781	5 174
FTE	7 160	5 166	4 574	169 339	163 695	171 915